CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q2) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Net revenues	$ 45,903,000	$ 48,423,000	[1],[2]	$ 90,292,000	$ 94,839,000	[1],[2]
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,245,000	3,239,000	[2]	4,547,000	6,733,000	[2]
Sales and marketing	11,069,000	12,567,000	[2]	20,703,000	24,627,000	[2]
Product development	9,642,000	9,200,000	[2]	18,871,000	20,134,000	[2]
General and administrative	18,529,000	16,779,000	[2]	35,055,000	37,688,000	[2]
Depreciation and amortization				6,124,000	6,022,000	[3]
Depreciation and amortization	3,187,000	2,855,000	[2]	6,124,000	6,022,000	[2]
Asset impairment charges	0	0		0	0
Total costs and expenses	44,672,000	44,640,000	[2]	85,300,000	95,204,000	[2]
Operating income (loss)	1,231,000	3,783,000	[2]	4,992,000	(365,000)	[2]
Other income (expenses), net
Change in fair value of warrant liability	460,000	(1,045,000)	[2]	(390,000)	(320,000)	[2]
Change in tax receivable agreement liability	(395,000)	(520,000)	[2]	(938,000)	(620,000)	[2]
Other income (expense)	(60,000)	(235,000)	[2]	(460,000)	(681,000)	[2]
Income (loss) before income taxes	1,236,000	1,983,000	[2]	3,204,000	(1,986,000)	[2]
Provision for income taxes	42,000	0	[2]	51,000	0	[2]
Net income (loss)	1,194,000	1,983,000	[2]	3,153,000	(1,986,000)	[2]
Net income (loss) attributable to noncontrolling interests	478,000	757,000	[2]	1,197,000	(737,000)	[2]
Net income (loss) attributable to WM Technology, Inc.	$ 716,000	$ 1,226,000	[2]	$ 1,956,000	$ (1,249,000)	[2]
Class A Common Stock
Class A Common Stock:
Basic income (loss) per share - Class A (in dollars per share)	$ 0.01	$ 0.01	[2]	$ 0.02	$ (0.01)	[2]
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.01	$ 0.01	[2]	$ 0.02	$ (0.01)	[2]
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	95,342,596	92,851,349	[2]	95,023,380	92,589,011	[2]
Weighted average diluted shares outstanding - Class A (in shares)	97,275,700	93,622,582	[2]	96,647,173	92,589,011	[2]

[1]	For the three and six months ended June 30, 2023, net revenues have been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[3]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.